SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Accounts Receivable
Up to three months	$ 72,346	$ 360,657
Less: Allowance for current expected credit losses
Total accounts receivable, net	$ 72,346	$ 360,657